Investments - Schedule of Held-to-maturity debt securities included in short-term investments (Detail) ¥ in Millions	Dec. 31, 2021 JPY (¥)
Segment Reporting [Abstract]
Carrying amount	¥ 2,164
Estimated fair value	2,167
Difference	¥ 3